Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.15%
Agricultural & Farm Machinery–0.74%
AGCO Corp.(b)	655,500	$66,965,880
Application Software–0.16%
AppLovin Corp., Class A(c)	37,764	14,950,768
Broadline Retail–0.99%
Coupang, Inc. (South Korea)(c)	5,518,744	90,231,464
Cargo Ground Transportation–0.89%
Saia, Inc.(c)	232,998	80,997,095
Communications Equipment–3.19%
Applied Optoelectronics, Inc.(b)(c)	1,099,832	103,736,154
Lumentum Holdings, Inc.(c)	260,757	186,164,853
		289,901,007
Construction & Engineering–0.45%
AECOM	559,563	40,506,767
Construction Machinery & Heavy Transportation Equipment– 0.98%
Oshkosh Corp.(b)	627,454	89,355,724
Construction Materials–1.37%
James Hardie Industries PLC, ADR(c)	4,741,036	124,641,836
Distillers & Vintners–0.52%
Constellation Brands, Inc., Class A	364,180	47,427,161
Diversified Banks–2.66%
Fifth Third Bancorp	1,777,169	100,410,049
U.S. Bancorp	2,238,100	141,022,681
		241,432,730
Diversified Chemicals–0.22%
Huntsman Corp.	2,051,741	20,024,992
Diversified Metals & Mining–1.14%
Teck Resources Ltd., Class B (Canada)	1,720,022	103,614,125
Electric Utilities–1.79%
NRG Energy, Inc.	1,213,363	162,942,517
Electrical Components & Equipment–3.16%
Generac Holdings, Inc.(c)	237,028	46,720,589
Regal Rexnord Corp.	297,179	60,990,046
Vertiv Holdings Co., Class A	745,068	179,986,077
		287,696,712
Electronic Components–3.60%
Coherent Corp.(c)	1,246,716	327,749,169
Electronic Equipment & Instruments–0.98%
Zebra Technologies Corp., Class A(b)(c)	302,805	88,970,165
Environmental & Facilities Services–1.93%
Rentokil Initial PLC (United Kingdom)	38,153,696	175,707,587
Fertilizers & Agricultural Chemicals–0.21%
Mosaic Co. (The)(b)	868,945	19,221,063
Shares		Value
Gold–2.47%
Coeur Mining, Inc.	4,372,861	$65,199,357
Newmont Corp.	989,306	92,707,865
Royal Gold, Inc.	334,496	66,347,282
		224,254,504
Health Care Equipment–8.18%
Becton, Dickinson and Co.	1,193,487	197,665,317
Boston Scientific Corp.(c)	2,009,313	93,895,197
Globus Medical, Inc., Class A(b)(c)	825,032	65,004,271
Medtronic PLC	2,314,922	197,671,190
STERIS PLC	227,558	51,974,247
Stryker Corp.	141,513	46,090,784
Zimmer Biomet Holdings, Inc.(b)	975,266	91,606,735
		743,907,741
Hotels, Resorts & Cruise Lines–2.28%
Airbnb, Inc., Class A(c)	1,216,392	184,307,716
Expedia Group, Inc.	76,797	22,635,148
		206,942,864
Independent Power Producers & Energy Traders–1.47%
Vistra Corp.	899,517	133,299,424
Industrial Machinery & Supplies & Components–1.19%
Middleby Corp. (The)(c)	598,200	79,907,556
Midera Food Processing, Inc.(c)	598,200	28,683,690
		108,591,246
Insurance Brokers–0.72%
Willis Towers Watson PLC(b)	194,166	65,224,243
Integrated Oil & Gas–1.94%
Cenovus Energy, Inc. (Canada)	5,830,966	176,036,864
Life & Health Insurance–2.06%
Globe Life, Inc.	1,026,146	187,015,109
Life Sciences Tools & Services–4.95%
Avantor, Inc.(b)(c)	2,464,136	33,955,794
Charles River Laboratories International, Inc.(b)(c)	472,534	109,868,880
ICON PLC(c)	767,330	125,508,332
Waters Corp.(c)	479,701	180,995,984
		450,328,990
Managed Health Care–3.33%
Centene Corp.(c)	2,352,924	146,398,931
Elevance Health, Inc.	417,071	156,751,965
		303,150,896
Metal, Glass & Plastic Containers–1.12%
Crown Holdings, Inc.	864,924	101,931,293
Oil & Gas Exploration & Production–11.48%
Antero Resources Corp.(c)	3,354,567	121,234,051
APA Corp.	2,754,175	102,785,811
ARC Resources Ltd. (Canada)	5,008,479	119,794,772
Devon Energy Corp.	3,057,902	138,003,117
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Diamondback Energy, Inc.	597,974	$121,358,823
EQT Corp.	1,578,596	84,123,381
Expand Energy Corp.	1,273,494	119,746,641
Ovintiv, Inc.	2,356,534	147,189,114
Range Resources Corp.(b)	1,377,301	55,284,862
Viper Energy, Inc., Class A	780,718	34,827,830
		1,044,348,402
Oil & Gas Refining & Marketing–1.10%
Phillips 66	474,408	100,422,685
Regional Banks–7.36%
Citizens Financial Group, Inc.	1,324,871	94,927,007
Huntington Bancshares, Inc.	7,457,289	127,072,205
M&T Bank Corp.(b)	292,825	72,119,869
Pinnacle Financial Partners, Inc.	1,542,656	162,333,691
Webster Financial Corp.	1,160,657	89,625,933
Western Alliance Bancorporation	1,535,824	123,618,474
		669,697,179
Research & Consulting Services–2.39%
Amentum Holdings, Inc.(b)(c)	2,945,078	65,380,732
Jacobs Solutions, Inc.	525,531	70,909,898
KBR, Inc.	2,210,007	80,908,356
		217,198,986
Semiconductor Materials & Equipment–6.11%
Entegris, Inc.(b)	1,710,206	203,600,025
MKS, Inc.(b)	882,467	262,489,809
Qnity Electronics, Inc.	679,689	89,161,603
		555,251,437
Semiconductors–8.95%
Marvell Technology, Inc.	1,222,484	229,289,099
Microchip Technology, Inc.	1,265,558	94,018,304
NXP Semiconductors N.V. (Netherlands)	189,800	43,494,568
Rambus, Inc.(c)	2,496,678	227,272,598
STMicroelectronics N.V., New York Shares (France)	4,202,109	220,148,491
		814,223,060
Specialty Chemicals–1.02%
International Flavors & Fragrances, Inc.(b)	1,165,329	92,317,363
Shares		Value
Technology Distributors–1.75%
CDW Corp.(b)	1,079,101	$159,501,919
Trading Companies & Distributors–0.62%
WESCO International, Inc.	165,205	56,746,266
Transaction & Payment Processing Services–0.68%
Fidelity National Information Services, Inc.	666,460	29,837,414
Fiserv, Inc.(c)	592,533	31,961,230
		61,798,644
Total Common Stocks & Other Equity Interests (Cost $7,170,927,649)		8,744,525,877
Money Market Funds–4.88%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	155,568,833	155,568,833
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	288,776,416	288,776,416
Total Money Market Funds (Cost $444,345,249)		444,345,249
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.03% (Cost $7,615,272,898)		9,188,871,126
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.03%
Invesco Private Government Fund, 3.69%(d)(e)(f)	48,523,158	48,523,158
Invesco Private Prime Fund, 3.82%(d)(e)(f)	136,052,269	136,065,874
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $184,584,881)		184,589,032
TOTAL INVESTMENTS IN SECURITIES–103.06% (Cost $7,799,857,779)		9,373,460,158
OTHER ASSETS LESS LIABILITIES—(3.06)%		(278,419,974)
NET ASSETS–100.00%		$9,095,040,184
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$118,237,863	$384,200,157	$(346,869,187)	$-	$-	$155,568,833	$1,060,930
Invesco Treasury Portfolio, Institutional Class	219,447,471	713,514,576	(644,185,631)	-	-	288,776,416	1,962,686
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,892,597	424,861,909	(399,231,348)	-	-	48,523,158	433,137*
Invesco Private Prime Fund	59,513,340	739,073,460	(662,523,533)	5,134	(2,527)	136,065,874	1,153,990*
Total	$420,091,271	$2,261,650,102	$(2,052,809,699)	$5,134	$(2,527)	$628,934,281	$4,610,743

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/28/2026	Bank of New York Mellon (The)	USD	8,306,224	GBP	6,238,058	$100,933
Currency Risk
08/28/2026	Goldman Sachs International	GBP	140,873,526	USD	187,602,965	(2,255,116)
08/28/2026	State Street Bank & Trust Co.	GBP	34,499,866	USD	46,444,058	(52,105)
Subtotal—Depreciation						(2,307,221)
Total Forward Foreign Currency Contracts						$(2,206,288)

Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,568,818,290	$175,707,587	$—	$8,744,525,877
Money Market Funds	444,345,249	184,589,032	—	628,934,281
Total Investments in Securities	9,013,163,539	360,296,619	—	9,373,460,158
Other Investments - Assets*
Forward Foreign Currency Contracts	—	100,933	—	100,933
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,307,221)	—	(2,307,221)
Total Other Investments	—	(2,206,288)	—	(2,206,288)
Total Investments	$9,013,163,539	$358,090,331	$—	$9,371,253,870

*	Unrealized appreciation (depreciation).
Invesco Value Opportunities Fund